Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transaction, Due from (to) Related Party
Related parties transactions
	Six months ended June 30,
	2018	2017
Included in voyage expenses
Charter hire commissions (a)	$858	$934

Included in general and administrative expenses – related party
Executive services fee (d)	$326	$289
Administrative services fee (e)	$60	$60

Management fees-related party
Management fees (a)	$3,147	$3,056

Related parties balances
	Period/Year ended
	June 30, 2018	December 31, 2017
Assets:
Working capital advances granted to the Manager (a)	$2,348	$883
Security deposits to Manager (a)	$1,350	$1,350

Liabilities included in Due to related party:
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$50	$42
Total liabilities due to related party, current	$80	$72